Related parties - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020		Dec. 31, 2019
Related parties
Other receivables			R$ 2,070	[1]	R$ 38,141
Trade receivables			22,791		17,062
Indemnification asset			153,714		149,600
Other payments			135,307	[2]	49,244
Loans			20,884	[3]	29,192
Suppliers			20,985		1,219
Bonds			792,343		1,640,947
Cogna Educacao S.A.
Related parties
Other receivables				[1]
Trade receivables
Indemnification asset			153,714		149,600
Other payments			1,354	[2]
Loans			20,884	[3]
Suppliers
Bonds			691,451		1,539,146
Anhanguera Educacional Participacoes SA.
Related parties
Other receivables				[1]
Trade receivables			413		1,150
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers
Bonds
Editora Atica S.A.
Related parties
Other receivables				[1]	16
Trade receivables			1,193		281
Indemnification asset
Other payments			72,158	[2]	31,944
Loans				[3]
Suppliers			7,392
Bonds
Editora Scipione S.A.
Related parties
Other receivables				[1]	4,743
Trade receivables			414		304
Indemnification asset
Other payments			13,408	[2]
Loans				[3]
Suppliers			1,386
Bonds
Escola Mater Christi Ltda.
Related parties
Other receivables				[1]
Trade receivables			216		204
Indemnification asset
Other payments				[2]	130
Loans				[3]
Suppliers			104
Bonds
Maxiprint Editora Ltda.
Related parties
Other receivables			13	[1]	4,021
Trade receivables			367		1,154
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers			26
Bonds
Pax Editora E Distribuidora Ltda.
Related parties
Other receivables				[1]
Trade receivables					49
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers
Bonds
Saraiva Educacao S.A.
Related parties
Other receivables				[1]	28,226
Trade receivables			804		424
Indemnification asset
Other payments			36,454	[2]
Loans				[3]
Suppliers			8,010
Bonds
Somos Idiomas SA
Related parties
Other receivables			79	[1]	75
Trade receivables					2
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers
Bonds
Acel Administracao de Cursos Educacionais Ltda
Related parties
Other receivables				[1]
Trade receivables			2,899		1,415
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers			36
Bonds
ECSA Escola A Chave do Saber Ltda
Related parties
Other receivables				[1]
Trade receivables			435		212
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers
Bonds
Colegio JAO Ltda.
Related parties
Other receivables				[1]
Trade receivables			772		415
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers
Bonds
Colegio Motivo Ltda.
Related parties
Other receivables				[1]
Trade receivables			1,250		1,442
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers			249
Bonds
Editora e Distribuidora Educacional S.A (“EDE”)
Related parties
Other receivables				[1]
Trade receivables			528		2,705
Indemnification asset
Other payments			9,547	[2]
Loans				[3]
Suppliers			89		737
Bonds
SGE Comercio De Material Didatico Ltda.
Related parties
Other receivables				[1]	6
Trade receivables			6		5
Indemnification asset
Other payments			41	[2]
Loans				[3]
Suppliers			661		482
Bonds
Sistema P H De Ensino Ltda.
Related parties
Other receivables				[1]
Trade receivables			2,348		2,027
Indemnification asset
Other payments			2,116	[2]	18
Loans				[3]
Suppliers			163
Bonds
Somos Operacoes Escolares S.A.
Related parties
Other receivables			292	[1]	42
Trade receivables			980
Indemnification asset
Other payments				[2]	4,197
Loans				[3]	29,192
Suppliers
Bonds
Loans					365 days
Saber Servicos Educacionais S.A.
Related parties
Other receivables			1,686	[1]
Trade receivables			3,710		5,041
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers			2,658
Bonds			100,892		101,801
Sociedade Educacional Doze De Outubro Ltda.
Related parties
Other receivables				[1]
Trade receivables			231		232
Indemnification asset
Other payments				[2]
Loans				[3]
Suppliers			36
Bonds
Saber Servicos Educacionais as
Related parties
Other receivables					1,012
Trade receivables
Indemnification asset
Other payments
Loans
Suppliers
Bonds
Editora E Distribuidora Educacional as
Related parties
Other receivables
Trade receivables
Indemnification asset
Other payments					12,955
Loans
Suppliers
Bonds
Vasta Platform (Successor)
Related parties
Other receivables	[4]				38,141
Trade receivables		R$ 3,801			17,062
Indemnification asset		149,600			149,600
Other payments	[4]				49,244
Loans	[5]				29,192
Suppliers		446			1,219
Bonds		1,638,556			1,640,947
Secured to outstanding balances of related party transaction					0
Expense recognized during period in respect of amounts owed by related parties					0
Aggregate amount of Guarantees related to finance					0
Vasta Platform (Successor) | Cogna Educacao S.A.
Related parties
Other receivables	[4]
Trade receivables
Indemnification asset		149,600			149,600
Other payments	[4]
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Anhanguera Educacional Participacoes SA.
Related parties
Other receivables	[4]
Trade receivables					1,150
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Editora Atica S.A.
Related parties
Other receivables	[4]				16
Trade receivables					281
Indemnification asset
Other payments	[4]				31,944
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Editora Scipione S.A.
Related parties
Other receivables	[4]				4,743
Trade receivables					304
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Escola Mater Christi Ltda.
Related parties
Other receivables	[4]
Trade receivables					204
Indemnification asset
Other payments	[4]				130
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Maxiprint Editora Ltda.
Related parties
Other receivables	[4]				4,021
Trade receivables					1,154
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Pax Editora E Distribuidora Ltda.
Related parties
Other receivables	[4]
Trade receivables					49
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Saraiva Educacao S.A.
Related parties
Other receivables	[4]				28,226
Trade receivables					424
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Somos Idiomas SA
Related parties
Other receivables	[4]				75
Trade receivables					2
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Acel Administracao de Cursos Educacionais Ltda
Related parties
Other receivables	[4]
Trade receivables		423			1,415
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers		410
Bonds
Vasta Platform (Successor) | ECSA Escola A Chave do Saber Ltda
Related parties
Other receivables	[4]
Trade receivables		29			212
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Colegio JAO Ltda.
Related parties
Other receivables	[4]
Trade receivables		101			415
Indemnification asset
Suppliers		3
Bonds
Vasta Platform (Successor) | Colegio Maxi Ltda.
Related parties
Trade receivables		1
Indemnification asset
Suppliers
Bonds
Vasta Platform (Successor) | Colegio Motivo Ltda.
Related parties
Other receivables	[4]
Trade receivables		1,042			1,442
Indemnification asset
Suppliers		25
Bonds
Vasta Platform (Successor) | Editora e Distribuidora Educacional S.A (“EDE”)
Related parties
Other receivables	[4]
Trade receivables					2,705
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers					737
Bonds
Vasta Platform (Successor) | SGE Comercio De Material Didatico Ltda.
Related parties
Other receivables	[4]				6
Trade receivables		1,667			5
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers					482
Bonds
Vasta Platform (Successor) | Sistema P H De Ensino Ltda.
Related parties
Other receivables	[4]
Trade receivables		296			2,027
Indemnification asset
Other payments	[4]				18
Loans	[5]
Suppliers		8
Bonds
Vasta Platform (Successor) | Somos Operacoes Escolares S.A.
Related parties
Other receivables	[4]				42
Trade receivables		211
Indemnification asset
Other payments	[4]				4,197
Loans	[5]				29,192
Suppliers
Bonds
Vasta Platform (Successor) | Saber Servicos Educacionais S.A.
Related parties
Other receivables	[4]
Trade receivables					5,041
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers
Bonds					1,640,947
Vasta Platform (Successor) | Sociedade Educacional Doze De Outubro Ltda.
Related parties
Other receivables	[4]
Trade receivables		31			232
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers
Bonds
Vasta Platform (Successor) | Saber Servicos Educacionais as
Related parties
Other receivables	[4]				1,012
Trade receivables
Indemnification asset
Other payments	[4]
Loans	[5]
Suppliers
Bonds		R$ 1,638,556
Vasta Platform (Successor) | Editora E Distribuidora Educacional as
Related parties
Other receivables	[4]
Trade receivables
Indemnification asset
Other payments	[4]				12,955
Loans	[5]
Suppliers
Bonds

[1]	Refers to other receivables related to cost sharing agreements where substantially Saber Serviços Educacionais (“Saber”), a Cogna Group entity, takes services from the Company;
[2]	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below; and
[3]	On April 1, 2020 the Company signed a loan agreement with Cogna Educação S.A. in the amount of R$ 20,000 bearing interest rate at CDI plus 3,75%. Until December 31, 2020 the Company recognized R$ 884 as interest expense on consolidated statement of Profit and Loss.
[4]	Refers exclusively to the collection of corporate expenses, which are: Payroll, Services with third parties and others (Note 19.c)
[5]	Refers to loans received by Somos Educação S.A with a maturity of 365 days and without interests, which can be postponed using an agreement addendum and subject to agreement by the counterparty or by Parent entity.